Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS SECURITIES TRUST
Entity Central Index Key	0000088048
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000099770
Shareholder Report [Line Items]
Fund Name	DWS Communications Fund
Class Name	Class A
Trading Symbol	COMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Communications Fund ("the Fund") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	1.42%

Gross expense ratio as of the latest prospectus: 1.65%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.42%
AssetsNet	$ 101,757,760
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 409,802
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	101,757,760
Number of Portfolio Holdings	44
Portfolio Turnover Rate (%)	8
Total Net Advisory Fees Paid ($)	409,802

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	91%
Cash Equivalents	8%
Convertible Bonds	1%
Call Options Purchased	0%
Other Assets and Liabilities, Net	0%
Total	100%

C000237496
Shareholder Report [Line Items]
Fund Name	DWS Communications Fund
Class Name	Class S
Trading Symbol	COMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Communications Fund ("the Fund") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$64	1.17%

Gross expense ratio as of the latest prospectus: 1.49%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.17%
AssetsNet	$ 101,757,760
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 409,802
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	101,757,760
Number of Portfolio Holdings	44
Portfolio Turnover Rate (%)	8
Total Net Advisory Fees Paid ($)	409,802

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	91%
Cash Equivalents	8%
Convertible Bonds	1%
Call Options Purchased	0%
Other Assets and Liabilities, Net	0%
Total	100%

C000099773
Shareholder Report [Line Items]
Fund Name	DWS Communications Fund
Class Name	Institutional Class
Trading Symbol	COMZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Communications Fund ("the Fund") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$64	1.17%

Gross expense ratio as of the latest prospectus: 1.37%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.17%
AssetsNet	$ 101,757,760
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 409,802
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	101,757,760
Number of Portfolio Holdings	44
Portfolio Turnover Rate (%)	8
Total Net Advisory Fees Paid ($)	409,802

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	91%
Cash Equivalents	8%
Convertible Bonds	1%
Call Options Purchased	0%
Other Assets and Liabilities, Net	0%
Total	100%